Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of amount disaggregated by revenue
The following table presents our revenues disaggregated by revenue discipline:

	Year Ended December 31,
	2021	2020
Major products/service lines:
Direct sales	$25,554	$23,656
Marketplace sales	7,772	7,955
Software	297	164

Total revenue	$33,623	$31,775

Timing of revenue recognition:
Products transferred at a point in time	$7,772	$7,955
Products and services transferred over time	25,851	23,820

Total revenue	$33,623	$31,775

Summary of deferred revenue activity

	Year Ended December 31,
	2021	2020
Balance at beginning of year	$753	$425
Deferred revenue recognized during period	(33,623)	(31,823)
Additions to deferred revenue during period	33,791	32,151

Balance at end of year	$921	$753